Leases - Operating Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Operating lease assets	$ 24	$ 102	$ 198
Liabilities:
Current portion of lease liabilities	$ 26	103	108
Noncurrent lease liabilities		10	113
Total operating lease liabilities		$ 113	$ 221